UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                 --------------

Check here if Amendment [  ];  Amendment Number:
                                                 ----------------------
    This Amendment (Check only one):        [  ]  is a restatement.
                                            [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             L. Scott Rush
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Title:            Trust Investment Officer
                  -------------------------------
Phone:            301-533-2368
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ L. Scott Rush                   Oakland, Maryland               5/14/03
------------------                  -----------------               -------
Signature                              City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                     60
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Form 13F Information Table Value Total:                $50,622
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                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- --------
ABBOTT LABS                 COM                 002824100      318     8465 SH       SOLE       8465        0        0
ALLEGHENY ENERGY INC        COM                 017361106      153    24700 SH       SOLE       4700        0        0
AMERICAN INTERNATIONAL      GROUP INC           026874107      448     9080 SH       SOLE       9080        0        0
APPLIED MATLS INC           COM                 038222105      343    27340 SH       SOLE       7340        0        0
BB&T CORP COM                                   054937107      565    17988 SH       SOLE      17988        0        0
BP AMOCO P L C              SPONSORED ADR       055622104      214     5548 SH       SOLE       5548        0        0
BANK OF AMERICA CORP                            060505104     1113    16658 SH       SOLE      16658        0        0
BAXTER INTERNATIONAL INC                        071813109      189    10175 SH       SOLE      10175        0        0
BELLSOUTH CORP              COM                 079860102      405    18725 SH       SOLE      18725        0        0
BRINKER INTERNATIONAL INC                       109641100      516    16925 SH       SOLE      16925        0        0
CHEVRONTEXACO                                   166764100      266     4120 SH       SOLE       4120        0        0
CISCO SYS INC               COM                 17275R102      590    45518 SH       SOLE      45418        0      100
CITIGROUP INC               COM                 172967101     1043    30298 SH       SOLE      30232        0       66
COCA COLA BOTTLING CO CONS  COM                 191098102      598    12000 SH       SOLE      12000        0        0
COCA COLA CO                COM                 191216100      215     5325 SH       SOLE       5325        0        0
COMCAST CORP NEW                                20030N200      379    13825 SH       SOLE      13825        0        0
DUFF & PHELPS UTILS INCOME ICOM                 23325P104      181    18270 SH       SOLE      18270        0        0
DANAHER CORP DEL            COM                 235851102     1431    21776 SH       SOLE      21776        0        0
UIT DIAMONDS TR SER 1                           252787106     1034    12968 SH       SOLE      12968        0        0
DISNEY WALT CO              COM DISNEY          254687106      735    43204 SH       SOLE      43204        0        0
DU PONT E I DE NEMOURS & CO COM                 263534109      659    16970 SH       SOLE      16970        0        0
E M C CORP MASS             COM                 268648102      208    28835 SH       SOLE      28835        0        0
ERIE INDTY CO               CL A                29530P102      280     7726 SH       SOLE       7726        0        0
EXXON MOBIL CORP            COM                 30231G102     2703    77353 SH       SOLE      77353        0        0
EXXON MOBIL CORP            COM                 30231G102      520    14900 SH       DEFINED   14900        0        0
FIRST UNITED CORPORATION                        33741H107    11110   518923 SH       SOLE     504443    14480        0
FIRST UNITED CORPORATION                        33741H107      228    10687 SH       DEFINED   10687        0        0
GENERAL ELEC CO             COM                 369604103     2337    91654 SH       SOLE      91579        0       75
GENERAL MTRS CORP           COM                 370442105      210     6266 SH       SOLE       6266        0        0
GILLETTE CO                 COM                 375766102      229     7425 SH       SOLE       7425        0        0
HEWLETT PACKARD CO          COM                 428236103      197    12702 SH       SOLE      12702        0        0
INTEL CORP                  COM                 458140100      454    27929 SH       SOLE      27929        0        0
INTERNATIONAL BUSINESS MACHSCOM                 459200101     2249    28679 SH       SOLE      28679        0        0
JOHNSON & JOHNSON           COM                 478160104     1728    29880 SH       SOLE      29880        0        0
KIMBERLY CLARK CORP         COM                 494368103      257     5656 SH       SOLE       5656        0        0
KOHL'S CORP (WISCONSIN)                         500255104      864    15285 SH       SOLE      15285        0        0
LOWES COS INC               COM                 548661107     1132    27760 SH       SOLE      27760        0        0
M & T BANK CORP                                 55261F104      672     8558 SH       SOLE       8558        0        0
MBNA CORP                   COM                 55262L100      715    47548 SH       SOLE      47548        0        0
MEADWESTVACO CORP                               583334107      462    20293 SH       SOLE      20293        0        0
MEDTRONIC INC               COM                 585055106      905    20075 SH       SOLE      20075        0        0
MELLON FINL CORP                                58551A108      400    18870 SH       SOLE      18870        0        0
MERCK & CO                                      58933110B       10    10304 SH       SOLE      10304        0        0
MERCK & CO INC              COM                 589331107     1120    20457 SH       SOLE      20407        0       50
MICROSOFT CORP              COM                 594918104     1316    54381 SH       SOLE      54381        0        0
MOTOROLA INC                COM                 620076109      115    13940 SH       SOLE      13940        0        0
NOKIA CORP                  SPONSORED ADR       654902204      475    33960 SH       SOLE      33960        0        0
NUVEEN INSD QUALITY MUN FD ICOM                 67062N103      448    27200          SOLE      24200     3000        0
NUVEEN  QUALITY PFD 8.40 %                      67072C105      381    25330 SH       SOLE      25330        0        0
PEPSICO INC                 COM                 713448108     1437    35925 SH       SOLE      35925        0        0
PFIZER INC                  COM                 717081103     1414    45413 SH       SOLE      45413        0        0
PROCTER & GAMBLE CO         COM                 742718109      594     6675 SH       SOLE       6675        0        0
RITE AID CORP                                   767754104       23    10500 SH       SOLE      10500        0        0
SBC COMMUNICATIONS INC      COM                 78387G103      384    19200 SH       SOLE      19200        0        0
SPDR TRUST UNIT                                 78462F103      501     5917 SH       SOLE       5917        0        0
SCHLUMBERGER LTD            COM                 806857108      397    10470 SH       SOLE      10470        0        0
VERIZON COMMUNICATIONS                          92343V104     1354    38319 SH       SOLE      38319        0        0
WACHOVIA CORP 2ND NEW                           929903102      236     6942 SH       SOLE       6942        0        0
WAL MART STORES INC         COM                 931142103     1162    22353 SH       SOLE      22303        0       50
GRAND TOTALS                                                 50622  1794168                  1776347    17480      341